Provisions - Summary of Provisions by Class (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Beginning balance	$ 605	$ 763
Effect of movements in foreign exchange	(18)	(25)
Provisions made	226	203
Provisions used	(147)	(213)
Provisions reversed	(22)	(48)
Other movements	(73)	(75)
Ending balance	572	605
Restructuring [Member]
Disclosure of other provisions [line items]
Beginning balance	80	104
Effect of movements in foreign exchange	(5)	(2)
Provisions made	37	63
Provisions used	(37)	(73)
Provisions reversed	0	(13)
Other movements	(23)	1
Ending balance	51	80
Disputes [Member]
Disclosure of other provisions [line items]
Beginning balance	420	489
Effect of movements in foreign exchange	(11)	(20)
Provisions made	157	132
Provisions used	(109)	(129)
Provisions reversed	(21)	(35)
Other movements	1	(18)
Ending balance	436	420
Other - Disputes [Member]
Disclosure of other provisions [line items]
Beginning balance	106	170
Effect of movements in foreign exchange	(2)	(4)
Provisions made	32	9
Provisions used	0	(11)
Provisions reversed	0	(1)
Other movements	(50)	(58)
Ending balance	$ 85	$ 106